CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications Inc.	220,525	$11,233,544

Entertainment - 1.4%
Walt Disney Co.	53,370	7,320,229	*

Media - 2.6%
Comcast Corp., Class A Shares	305,800	14,317,556

TOTAL COMMUNICATION SERVICES		32,871,329

CONSUMER DISCRETIONARY - 2.0%
Specialty Retail - 2.0%
Home Depot Inc.	36,890	11,042,284

CONSUMER STAPLES - 9.0%
Beverages - 2.5%
Coca-Cola Co.	214,600	13,305,200

Food Products - 4.2%
Mondelez International Inc., Class A Shares	171,670	10,777,442
Nestle SA, ADR	90,110	11,723,311

Total Food Products		22,500,753

Household Products - 2.3%
Procter & Gamble Co.	82,410	12,592,248

TOTAL CONSUMER STAPLES		48,398,201

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Chesapeake Energy Corp.	39,400	3,427,800
Enbridge Inc.	325,619	15,007,780
EQT Corp.	94,990	3,268,606
Pioneer Natural Resources Co.	26,940	6,735,808
Williams Cos. Inc.	460,470	15,384,302

TOTAL ENERGY		43,824,296

FINANCIALS - 15.4%
Banks - 6.1%
Bank of America Corp.	276,410	11,393,620
JPMorgan Chase & Co.	59,290	8,082,413
PNC Financial Services Group Inc.	40,500	7,470,225
US Bancorp	114,830	6,103,215

Total Banks		33,049,473

Capital Markets - 1.7%
Blackstone Inc.	70,780	8,984,813

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.4%
Apollo Global Management Inc.	213,680	$13,246,023

Insurance - 5.2%
American International Group Inc.	134,740	8,457,630
MetLife Inc.	123,626	8,688,435
Travelers Cos. Inc.	60,060	10,974,764

Total Insurance		28,120,829

TOTAL FINANCIALS		83,401,138

HEALTH CARE - 11.3%
Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co.	43,860	11,666,760

Health Care Providers & Services - 2.4%
UnitedHealth Group Inc.	25,750	13,131,728

Pharmaceuticals - 6.7%
Johnson & Johnson	64,080	11,356,898
Merck & Co. Inc.	125,260	10,277,583
Pfizer Inc.	182,320	9,438,706
Zoetis Inc.	27,750	5,233,373

Total Pharmaceuticals		36,306,560

TOTAL HEALTH CARE		61,105,048

INDUSTRIALS - 11.6%
Aerospace & Defense - 4.9%
Northrop Grumman Corp.	16,080	7,191,298
Raytheon Technologies Corp.	195,494	19,367,590

Total Aerospace & Defense		26,558,888

Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	56,890	12,200,630

Commercial Services & Supplies - 1.7%
Waste Management Inc.	57,460	9,107,410

Machinery - 0.4%
Otis Worldwide Corp.	31,175	2,398,916

Road & Rail - 2.3%
Union Pacific Corp.	45,680	12,480,233

TOTAL INDUSTRIALS		62,746,077

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.4%
Cisco Systems Inc.	135,670	7,564,959

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
IT Services - 3.8%
Mastercard Inc., Class A Shares	26,390	$9,431,258
Visa Inc., Class A Shares	50,860	11,279,222

Total IT Services		20,710,480

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Inc.	9,140	5,755,275
Intel Corp.	114,310	5,665,204
Texas Instruments Inc.	31,230	5,730,080

Total Semiconductors & Semiconductor Equipment		17,150,559

Software - 6.7%
Microsoft Corp.	90,720	27,969,883
Oracle Corp.	96,370	7,972,690

Total Software		35,942,573

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	140,586	24,547,722

TOTAL INFORMATION TECHNOLOGY		105,916,293

MATERIALS - 7.6%
Chemicals - 5.8%
Ecolab Inc.	41,540	7,334,302
Linde PLC	40,250	12,857,057
PPG Industries Inc.	84,650	11,095,076

Total Chemicals		31,286,435

Construction Materials - 1.8%
Vulcan Materials Co.	52,280	9,603,836

TOTAL MATERIALS		40,890,271

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	34,180	8,586,700
Boston Properties Inc.	37,090	4,777,192

TOTAL REAL ESTATE		13,363,892

UTILITIES - 5.5%
Electric Utilities - 2.5%
Edison International	105,482	7,394,288
NextEra Energy Inc.	72,680	6,156,723

Total Electric Utilities		13,551,011

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 3.0%
Public Service Enterprise Group Inc.		53,150	$3,720,500
Sempra Energy		75,380	12,672,886

Total Multi-Utilities			16,393,386

TOTAL UTILITIES			29,944,397

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $257,569,525)			533,503,226

RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	5,012,117	5,012,117
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	1,253,030	1,253,030	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,265,147)			6,265,147

TOTAL INVESTMENTS - 99.9% (Cost - $263,834,672)			539,768,373
Other Assets in Excess of Liabilities - 0.1%			752,743

TOTAL NET ASSETS - 100.0%			$540,521,116

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $1,253,030 and the cost was $1,253,030 (Note 2).

Abbreviation(s) used in this schedule:
ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$533,503,226	—	—	$533,503,226

Short-Term Investments†	6,265,147	—	—	6,265,147

Total Investments	$539,768,373	—	—	$539,768,373

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$845,836	$4,404,988	4,404,988	$3,997,794	3,997,794

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$96	—	$1,253,030

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